Summary of Significant Accounting Policies - Additional Information (Details)	12 Months Ended
Dec. 31, 2019 TWD ($) $ / shares
Disclosure Of Significant Accounting Policies [Line Items]
Subscription price	$ 42.45
Exchange rate of NT to $1.00 | $	29.91
Restricted Stocks
Disclosure Of Significant Accounting Policies [Line Items]
Subscription price	$ 10
Professional Technology
Disclosure Of Significant Accounting Policies [Line Items]
Intangible assets, useful lives	10 years
Bottom of Range | Computer Software
Disclosure Of Significant Accounting Policies [Line Items]
Intangible assets, useful lives	1 year
Top of Range | Computer Software
Disclosure Of Significant Accounting Policies [Line Items]
Intangible assets, useful lives	4 years